Investments in Affiliates	12 Months Ended
Dec. 31, 2023
Investments in Affiliates
Investments in Affiliates

6. Investments in Affiliates

The following table summarizes the Group’s balances of investments in affiliates:

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Kunshan Jingzhao	8,520	8,690	1,224
Wanjia Win-Win	91,588	89,249	12,570
Others	15,609	15,839	2,231
Funds that the Group serves as general partner	1,376,103	1,412,766	198,984
-Gopher Transform Private Fund	104,429	102,100	14,380
-Real estate funds and real estate funds of funds	84,719	105,531	14,864
-Private equity funds of funds	1,175,904	1,201,703	169,256
-Others	11,051	3,432	484
Total investments in affiliates	1,491,820	1,526,544	215,009

In May 2011, the Group injected RMB4.0 million into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest. Kunshan Jingzhao principally engages in real estate fund management business.

In February 2013, the Group injected RMB21.0 million into Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”), a newly setup joint venture, for 35% of the equity interest. Wanjia Win-Win principally engages in wealth management plan management business. In December 2017, the share owned by the Group had been diluted to 28%.

In the fourth quarter of 2016, the Group injected RMB150 million into Gopher Transformation Private Fund, which accounted for 48% of total actual distribution volume. The fund principally invested in a limited partnership to invest a real-estate company. Although managed by Gopher, the fund is not consolidated by the Group based on the fact that substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of the fund to dissolve (liquidate) the fund or remove the Group as the general partner of the fund without cause. In the year 2017, due to capital subscription by limited partners, the equity interest owned by the Group had been diluted to 35%.

The Group invested in private equity funds of funds, real estate funds and real estate funds of funds, and other public securities funds of funds that Gopher serves as general partner or fund manager. The Group held less than 10% equity interests in these funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Group can exercise significant influence on these investees in the capacity of general partner or fund manager.

The Group recognized impairment losses totaling nil, RMB476 and nil related to investments in affiliates for the years ended December 31, 2021, 2022 and 2023, respectively, which are recorded in income from equity in affiliates in the consolidated statements of operations.

Summarized financial information

The following table shows summarized financial information relating to the balance sheets for the Group’s equity method investments assuming 100% ownership as of December 31, 2022 and 2023:

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Balance sheet data:
Current assets	3,854,948	3,348,901	471,683
Non-current assets	33,600,840	31,949,789	4,500,034
Current liabilities	1,778,558	1,853,262	261,026
Non-current liabilities	415,555	555,307	78,213

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2021, 2022 and 2023:

	Year Ended December 31,
	(Amount in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating data:
Revenue	225,559	268,654	166,859	23,502
Loss from operations	(554,579)	(207,143)	(167,920)	(23,651)
Net realized and unrealized gains from investments	5,107,283	1,962,039	1,357,034	191,134
Net income	4,505,646	1,772,444	1,204,643	169,670